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                            DEUTSCHE ASSET MANAGEMENT

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                                    WORLD MAP

                                  Mutual Fund
                                 Annual Report
                                December 31, 200


                                  Premier Class

EAFE(R) Equity Index Fund

                                [GRAPHIC OMITTED]
                                A MEMBER OF THE
                               DEUTSCHE BANK GROUP

EAFE(R) Equity Index Fund -- Premier Class
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................  3

              EAFE(R) EQUITY INDEX FUND -- PREMIER CLASS

                 Statement of Assets and Liabilities .....................  8
                 Statement of Operations .................................  9
                 Statements of Changes in Net Assets ..................... 10
                 Financial Highlights .................................... 11
                 Notes to Financial Statements ........................... 12
                 Report of Independent Accountants ....................... 14
                 TaxInformation .......................................... 14

              EAFE(R) EQUITY INDEX PORTFOLIO

                 Schedule of Portfolio Investments ....................... 15
                 Statement of Assets and Liabilities ..................... 24
                 Statement of Operations ................................. 25
                 Statements of Changes in Net Assets ..................... 26
                 Financial Highlights .................................... 27
                 Notes to Financial Statements ........................... 28
                 Report of Independent Accountants ....................... 31

                -----------------------------------------------
    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                -----------------------------------------------

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                                        2

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for EAFE(R) Equity Index Fund -- Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, 2000 was not a good year for the global equity markets, led by the sharpest drop in Japan since 1990. Just two of the twenty EAFE(R) markets posted gains for the annual period ended December 31, 2000 in US dollar terms, and fifteen had double-digit losses.

The major influence on EAFE(R) Index performance was the global markets' focus on the US Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policy for interest rates. Other factors included mixed signals about the health of the Japanese economy and higher oil prices that remained a major source of inflation concern for central bankers through the first three quarters of the year. Global equity markets were also buffeted by NASDAQ Composite volatility and a significantly stronger dollar.

International markets were further rattled during the fourth quarter by news of a continued economic slowdown in Europe and Asia. Even more worrisome though was the confirmation of a US slowdown, since the US had been a major benefactor to the strength of the global economy as the world's largest importer. In sharp contrast to last year, TMT sectors -- technology, media and telecommunications -- proved to be among the worst performing sectors in EAFE(R), as investors moved back into more traditional areas of the market, such as health care and financial services. Compared to 1999, the year 2000 saw market rotations in the EAFE(R) markets, as European markets outpaced Asian and Pacific Rim markets.

EUROPE
Regionally, Europe declined 8.4% in US dollar terms during the annual period.

THE EUROPEAN CENTRAL BANK RAISED INTEREST RATES SEVEN TIMES IN THE FIRST TEN MONTHS OF 2000 IN RESPONSE TO GLOBAL INFLATION WORRIES.
o As in the US, these interest rate hikes were meant to prevent the global economy from overheating and to quell inflationary pressures.
o The combination of higher interest rates and higher energy prices hurt consumer spending particularly hard in Europe, as oil prices rose even more dramatically in euros than they did in dollars.
o After raising rates last on October 5, the European Central Bank finally gave markets a breather by leaving rates unchanged at its December 14 meeting, citing slower economic growth for the euro-region.

THE STRONGEST MARKETS WERE THOSE DOMINATED BY DEFENSIVE INDUSTRIES, WHILE THOSE COUNTRIES DOMINATED BY 'NEW ECONOMY' STOCKS WERE AMONG THE WORST PERFORMERS.
o Among the best performers for the year were banking and oil entities in Italy, pharmaceuticals in Switzerland and banks in Denmark.
o Conversely, Spain, Sweden and Finland were among the weakest European performers, due to their heavy dominance of telecommunications stocks.

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2000

 (percentages are based on total net assets of the Portfolio)

  Vodafone Group ..............................  2.45%
  Nokia AB-AShares ............................  2.39
  BP Amoco PLC ................................  1.98
  GlaxoSmithKline PLC .........................  1.91
  Royal Dutch Petroleum Co. ...................  1.51
  HSBC Holdings PLC ...........................  1.47
  Novartis AG .................................  1.44
  Toyota Motor Corp. ..........................  1.25
  Total Fina Elf SA ...........................  1.09
  Nestle SA ...................................  1.07

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                                        3

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EAFE(R) Equity Index Fund -- Premier Class
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LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Country as of December 31, 2000
 (percentages are based on market value of equity securities in the Portfolio)

  Japan .....................................   23.07%
  United Kingdom ............................   21.58
  France ....................................   11.83
  Germany ...................................    9.05
  Switzerland ...............................    7.24
  Netherlands ...............................    5.84
  Italy .....................................    4.91
  Spain .....................................    2.98
  Sweden ....................................    2.98
  Finland ...................................    2.88
  Australia .................................    2.78
  Other(1) ..................................    4.86
                                               ------
                                               100.00%

--------------------------------------------------------------------------------
(1) Consists of holdings in countries of less than 2%.

o Overall, European markets responded well to merger and acquisition activity that continued in high gear throughout the period, as companies juggled for position and/or sought economies of scale in an enlarged 'domestic' market.

PACIFIC BASIN
The Pacific Basin declined 25.8% in US dollar terms during the annual period.

IN CONTRAST TO 1999'S IMPRESSIVE SHOWING, THE JAPANESE EQUITY MARKET WAS DOWN DRAMATICALLY IN 2000.
o Early in the year, stocks such as Fujitsu, Sony, and Sharp traded in wide price ranges, causing significant market volatility. This was primarily driven by fears of a potential slowdown in export demand if US interest rates were raised.
o Some Japanese bank stocks fell after the Mayor of Tokyo announced a potential flat tax of 3% on all revenues. Japan's banking sector also continued to suffer from its long-standing problems with bad loans.
o The Bank of Japan's move to raise interest rates and abolish its long-standing zero interest rate policy appeared to have been done too soon, as economic data indicated another possible recession for the nation. The central bank has since left rates unchanged and has even hinted that rates may need to be lowered again to avoid further deterioration.
o For the twelve months, the yen became one of the world's worst performing currencies within the EAFE(R) markets.

HONG KONG'S EQUITY MARKET DECLINED FOR THE ANNUAL PERIOD, ALTHOUGH IT SHOWED OCCASIONAL SIGNS OF RELATIVE STRENGTH.
o In June, Hong Kong began to benefit from the perceived reflation that was occurring in China and the growing perception that US interest rates had peaked.
o The Hong Kong market was impacted during the fourth quarter by concerns over a continued residential real estate market slump and pending regulatory changes to mainland China's telecommunications policy, but it snapped back smartly in December.

AUSTRALIA PERFORMED WELL, PARTLY ON THE BACK OF A RECOVERY IN ITS CURRENCY.
o The market was also boosted by Rupert Murdoch's News Corporation. The global media giant posted strong gains after reporting continued global expansion of its satellite television business.
o Market anticipation over future interest rate cuts also led to positive performance in Australian equities.

MANAGER OUTLOOK
As in the US, we believe that global GDP growth will likely slow in 2001. This slowdown in economic growth may benefit the global equity markets, especially if the Federal Reserve Board continues the easing monetary policy it began on January 3 and if other central banks follow suit in starting to lower interest rates.

In Europe, the falling euro hurt US dollar-based investors in 2000. However, we believe that continental Europe will continue to perform relatively well, as a weak euro is good for exports and should help companies and economies grow in the new year. Further ahead, we anticipate a firmer euro and greater investor confidence in equities. With currency risk eliminated by the introduction of the

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

euro,   Eurozone  investors  continue  to  shift  from  money  market  and  bond investments to equities. However, they are still significantly underexposed to longer-term savings products versus United Kingdom region investors.

Though reduced, the outlook for earnings growth is still positive. With short-term interest rates at or near peak levels and scope for bond yields to decline, equity valuations should be well supported. From a valuation perspective, the UK is looking to be among the most attractive of the major European markets for the first time in two years. Tax reform, both corporate and household, is proceeding more rapidly than initially anticipated. Marginal rates throughout the region are expected to be at or below US levels in several years. Restructuring and consolidation, heightened sensitivity to minority shareholders and shareholder value, and improving labor force flexibility are resulting in pressure to allocate capital more rationally. These trends support the rapid rise of an equity culture. They are also likely to lead to positive fund flows into the region from both portfolio and corporate investors.

In Japan, we anticipate that its sluggish economy and high debt will continue to weigh on its equity markets -- especially financial services companies and those companies that depend on domestic consumer demand. A lack of political resolve has led to a 'lost decade' for economic growth, which is clearly being felt by consumers refusing to spend. The pace of fiscal and financial sector reform has stalled and announcements of corporate restructuring efforts have all but ended. In Asia ex-Japan overall, concerns about slowing global growth, the global technology cycle, restructuring, commodity prices and the direction of the US economy are likely to continue to weigh on equities for the near term. However, profitability, domestic growth and attractive valuations are all supportive going forward.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for

INVESTMENT REVIEW

                                                               CUMULATIVE                      AVERAGE ANNUAL
                                                            TOTAL RETURNS                       TOTAL RETURNS
   Periods ended                            Past 1     Past 3       Since       Past 1     Past 3       Since
   December 31, 2000                          year      years   inception         year      years   inception
   -----------------                        ------     ------   ---------       ------     ------   ---------
 EAFE(R) Equity Index Fund--
   Premier Class(1) (inception 1/24/96)     (15.22)%    29.96%      42.29%      (15.22)%     9.13%       7.41%
--------------------------------------------------------------------------------------------------------------
 Morgan Stanley CapitalInternational
   ('MSCI') EAFE(R) Index(2)                (14.17)%    30.77%      42.88%(4)   (14.17)%     9.35%       7.50%(4)
--------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average(3)                         (15.60)%    33.66%      53.69%(4)   (15.60)%     9.88%       8.78%(4)


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE.RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THEFUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
(2) The EAFE(R) Index is the exclusive property of Morgan Stanley CapitalInternational, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCIEAFE(R) Index is an unmanaged capitalization-weighted index of approximately 1,100 equity securities of companies located outside the United States. Benchmark returns do not reflect expenses, which have been deducted from the Fund's returns.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
(4) Benchmark returns are for the period beginning January 24, 1996 for MSCI EAFE(R) Index and January 31, 1996 for Lipper International Equity Funds Average.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of EAFE(R) Equity Index Fund -- Premier Class and look forward to serving your investment needs for many years ahead.

/S/ STEVEN WETTER
    -------------
Steven Wetter
Director of Global Indexing
Senior Portfolio Manager of
EAFE(R) EQUITY INDEX PORTFOLIO
December 31, 2000

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

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

EAFE(R) EQUITY INDEX FUND -- PREMIER CLASS, MSCI EAFE(R) INDEX AND LIPPER INTERNATIONAL EQUITY FUNDS AVERAGE
GROWTH OF $5,000,000 INVESTMENT (SINCE JANUARY 24, 1996)(1)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           Deutsche EAFE Eq.          MSCI EAFE IX ND        International
           Indx -- Premier            MSCI EAFE IX ND            Funds
           -----------------          ---------------        -------------
01/31/96        5000000                5000000                  5000000
06/30/96        5285000                5290262.583              5292685
12/31/96        5361000                5368105.831              5487930
06/30/97        5997000                5969712.03               6178810
12/31/97        5474500                5463076.401              5793155
06/30/98        6357500                6333071.291              6718770
12/31/98        6558500                6554000.174              6573140
06/30/99        6830000                6813622.082              7011645
12/31/99        8392000                8321591.786              9216875
06/30/00        8017500                7984299.163              8738440
12/31/00        7114500                7144000                  7684500

Average Annual Total Return for the Periods Ended December 31, 2000
One-Year (15.22)%   Three-Year 9.13%   Since 1/24/96(1) 7.41%

--------------------------------------------------------------------------------
(1) The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
The MSCI EAFE(R) Index is an unmanaged capitalization-weighted index of approximately 1,100 equity securities of companies located outside the United States.
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning January 24, 1996 for MSCI EAFE(R) Index and January 31, 1996 for Lipper International Equity Funds Average.

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                                        7

EAFE(R) Equity Index Fund -- Premier Class
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STATEMENT OF ASSETS AND LIABILITIES

                                                                                DECEMBER 31, 2000
                                                                                -----------------
ASSETS
   Investment in EAFE(R) Equity Index Portfolio, at value .......................   $ 172,440,025
   Receivable for shares of beneficial interest subscribed ......................       5,276,007
   Due from Bankers Trust .......................................................           2,534
   Prepaid expenses and other ...................................................          11,361
                                                                                    -------------
Total assets ....................................................................     177,729,927
                                                                                    -------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ...........................       6,406,338
   Accrued expenses and other ...................................................          18,934
                                                                                    -------------
Total liabilities ...............................................................       6,425,272
                                                                                    -------------
NET ASSETS ......................................................................     171,304,655
                                                                                   =============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................   $ 178,082,684
   Undistributed net investment loss ............................................         (76,126)
   Accumulated net realized loss on investments and foreign currency transactions     (19,229,091)
   Net unrealized appreciation on investments and foreign currencies ............      12,527,188
                                                                                    -------------
NET ASSETS ......................................................................   $ 171,304,655
                                                                                   =============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ...........................................      13,961,001
                                                                                    -------------
NET ASSET VALUE, OFFERING AND REDEMPTIONPRICE PER SHARE
   (net assets divided by shares outstanding) ...................................   $       12.27
                                                                                    =============


See Notes to Financial Statements.
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                                        8

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                             FOR THE YEAR ENDED
                                                                              DECEMBER 31, 2000
                                                                             ------------------
INVESTMENT INCOME
   Income allocated from EAFE(R) Equity Index Portfolio, net ...................   $  3,009,864
                                                                                   ------------
EXPENSES
   Administration and services fees ............................................        275,276
   Professional fees ...........................................................         37,376
   Printing and shareholder reports ............................................         23,164
   Registration fees ...........................................................         16,309
   Trustees fees ...............................................................          6,397
   Miscellaneous ...............................................................          1,342
                                                                                   ------------
Total expenses .................................................................        359,864
Less: fee waivers or expense reimbursements ....................................       (268,190)
                                                                                   ------------
Net expenses ...................................................................         91,674
                                                                                   ------------
NET INVESTMENT INCOME ..........................................................      2,918,190
                                                                                   ------------
REALIZED AND UNREALIZED  LOSS ON INVESTMENTS AND FOREIGN  CURRENCY  TRANSACTIONS
   Net realized loss from:
     Investment transactions ...................................................    (16,429,746)
     Foreign futures transactions ..............................................     (2,237,375)
     Foreign currency transactions .............................................       (640,186)
     Forward foreign currency contracts ........................................     (1,337,590)
   Net change in unrealized appreciation/depreciation on investments and foreign
     currencies ................................................................    (14,511,586)
                                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES .........    (35,156,483)
                                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................   $(32,238,293)
                                                                                   ============


See Notes to Financial Statements.
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                                        9

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                       2000             1999
                                                              -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..................................   $   2,918,190    $   1,094,782
   Net realized gain (loss) from investments and foreign
     currency transactions ................................     (20,644,897)       1,519,779
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ................     (14,511,586)      18,679,434
                                                              -------------    -------------
Net increase (decrease) in net assets from operations .....     (32,238,293)      21,293,995
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................................        (272,525)        (684,090)
   Distributions in excess of net investment income .......              --         (217,876)
   Net realized gain from investment transactions .........        (930,445)        (988,759)
                                                              -------------    -------------
Total distributions .......................................      (1,202,970)      (1,890,725)
                                                              -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds from sale of shares ...........................     243,189,389       61,160,201
   Dividend reinvestments .................................       1,143,280        1,572,177
   Cost of shares redeemed ................................    (159,963,012)      (4,221,514)
                                                              -------------    -------------
Net increase in net assets from capital transactions ......      84,369,657       58,510,864
                                                              -------------    -------------
TOTAL INCREASE IN NET ASSETS ..............................      50,928,394       77,914,134
NET ASSETS
   Beginning of year ......................................     120,376,261       42,462,127
                                                              -------------    -------------
   End of year (including undistributed net investment loss
     of $76,126 and $758,098, respectively) ...............   $ 171,304,655    $ 120,376,261
                                                              =============    =============


See Notes to Financial Statements.
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

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for EAFE(R) Equity Index Fund -- Premier Class.


 PREMIER CLASS SHARES(1)                                                                             FOR THE PERIOD
                                                                                                      JAN. 24, 1996(3)
                                                                FOR THE YEARS ENDED DECEMBER 31,            THROUGH
                                                         2000          1999      1998(2)    1997      DEC. 31, 1996
                                                     --------      --------   -------    -------     --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                   $14.58        $11.59   $  9.98     $10.62             $10.00
                                                     --------      --------   -------    -------            -------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income                                 0.25          0.08      0.16       0.23               0.12
   Net realized and unrealized gain (loss) on
     investments and foreign currencies                 (2.47)         3.15      1.81      (0.02)              0.60
                                                     --------      --------   -------    -------            -------
Total from investment operations                        (2.22)         3.23      1.97       0.21               0.72
                                                     --------      --------   -------    -------            -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                (0.02)        (0.08)    (0.16)     (0.24)             (0.08)
   In excess of net investment income                      -          (0.03)    (0.09)     --                 --
   Net realized gain from investment
     transactions                                       (0.07)        (0.13)    (0.01)     (0.61)             (0.02)
   In excess of net realized gains                      --            --        (0.10)     --                 --
                                                     --------      --------   -------    -------            -------
Total distributions                                     (0.09)        (0.24)    (0.36)     (0.85)             (0.10)
                                                     --------      --------   -------    -------            -------
NET ASSET VALUE, END OF PERIOD                         $12.27        $14.58    $11.59    $  9.98             $10.62
                                                     ========      ========   =======    =======            =======
     TOTAL INVESTMENT RETURN                           (15.22)%       27.95%    19.81%      2.11%              7.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                                  $171,305      $120,376   $42,462    $35,509            $39,667
   Ratios to average net assets:
     Net investment income                               1.59%         1.56%     1.50%      1.70%              1.64%(4)
     Expenses after waivers, including
        expenses of the EAFE(R) Equity
        Index Portfolio                                  0.40%         0.40%     0.40%      0.40%              0.40%(4)
     Expenses before waivers, including
        expenses of the EAFE(R) Equity
        Index Portfolio                                  0.65%         0.71%     0.83%      0.73%              0.88%(4)

--------------------------------------------------------------------------------
(1)  On April 30, 2000, the Institutional Class was renamed the Premier Class.
(2)  Advisor Class Shares were converted to  Institutional  Class Shares on
     July 10, 1998.
(3)  Commencement of operations.
(4)  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on January 24, 1996.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE(R) Equity Index Portfolio (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios, an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. ORGANIZATION EXPENSES
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.Accordingly, permanent differences as of December 31, 2000 have been primarily attributable to net operating losses, and foreign currency transactions, and have been reclassified to the following accounts:

 Undistributed          Accumulated
Net Investment         Net Realized             Paid-in
 Income (Loss)       Gains (Losses)             Capital
--------------       --------------             -------
  $(1,963,693)           $1,963,577                $116

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with InvestmentCompany Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .40% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                    Premier Class(1)
             ----------------------------------------------------
                     For the year ended        For the year ended
                      December 31, 2000         December 31, 1999
             --------------------------   -----------------------
                  Shares         Amount      Shares        Amount
             -----------   ------------   ---------   -----------
Sold          17,907,131   $243,189,389   4,816,704   $61,160,201
Reinvested        93,639      1,143,280     111,552     1,572,177
Redeemed     (12,295,687)  (159,963,012)   (335,372)   (4,221,514)
             -----------   ------------   ---------   -----------
Net Increase   5,705,083   $ 84,369,657   4,592,884   $58,510,864
             ===========   ============   =========   ===========

--------------------------------------------------------------------------------
(1) On April 30, 2000, the Institutional Class was renamed the Premier Class.

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from EAFE(R) Equity Index -- Premier Class to EAFE(R) Equity Index Fund -- Premier Class.

NOTE 5 -- CAPITAL LOSSES
At December 31, 2000 capital loss carryforwards available as a reduction against future net realized capital gains consisted of $13,661,341 which will expire in December 2008. In addition, the Fund has deferred a post October capital loss of $1,247,988.

--------------------------------------------------------------------------------
                                       13

EAFE(R) Equity Index Fund -- Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of BT Advisor Funds and Shareholders of EAFE(R) Equity Index Fund-- Premier Class



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE(R) Equity Index Fund -- Premier Class (hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial statement reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 1.90%, has been derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

During the year ended December 31, 2000, the Fund received income from foreign sources in the amount of $2,780,478 or $0.20 per share. The Fund has paid foreign taxes in the amount of $305,400 or $0.02 per share. Such amounts are eligible for the foreign tax credit. You should consult your tax advisor relating to the appropriate treatment of foreign taxes paid.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS -- 93.78%
              AUSTRALIA -- 2.20%
      13,698  Amcor Ltd. ................ $     39,921
      19,162  AMP Ltd. ..................      215,299
       2,477  AMP Reinsurance Notes(1) ..           --
      10,095  Aristocrat Leisure Ltd. ...       28,994
       7,693  Australia Gas Light Co., Ltd.     54,390
       3,829  Boral Ltd.(1) .............        4,404
       4,425  Brambles Industries .......      103,267
      30,597  Broken Hill
               Proprietary Co. Ltd. .....      322,273
      21,791  Coca-Cola Amatil Ltd. .....       56,690
         719  Cochlear Ltd. .............       14,573
      18,595  Coles Myer Ltd. ...........       72,078
      21,001  Commonwealth Bank of Australia   360,623
       9,685  Computershare Ltd.(3) .....       46,431
       2,757  CSL Ltd. ..................       59,837
      17,712  CSR Ltd. ..................       46,049
      21,021  Erg Ltd. ..................       31,992
      30,255  Foster's Brewing Group ....       79,348
      27,961  General Property Trust ....       42,989
       4,468  James Hardie Industries Ltd.       8,937
       7,577  Lend Lease Corp. Ltd. .....       70,478
      19,682  M.I.M. Holdings Ltd. ......       12,686
      20,050  Mirvac Group ..............       39,739
      26,416  National Australia Bank(3)       422,872
       1,564  Newcrest Mining Ltd. ......        3,800
      35,188  News Corp. ................      273,729
      35,523  Normandy Mining Ltd. ......       19,146
       6,991  Onesteel Ltd.(1) ..........        3,690
       9,370  Orica Ltd. ................       29,989
      10,600  Pacific Dunlop ............        8,835
       5,400  Paperlinx Ltd.(1) .........        9,929
       8,967  QBE Insurance Group Ltd. ..       49,277
       4,898  Rio Tinto Ltd. ............       80,114
      14,272  Santos Ltd.(3) ............       47,740
      13,870  Southcorp Holdings Ltd. ...       37,717
       6,713  Stockland Trust Group .....       14,555
       7,303  Suncorp-Metway Ltd. .......       43,732
       7,989  TABCORP Holdings Ltd.(3) ..       48,714
     134,246  Telstra Corp. Ltd. ........      479,112
       4,252  Transurban Group(1) .......       10,769
       5,873  Wesfarmer Ltd. ............       52,807
      28,362  Westfield Trust -- Units ..       53,518
       1,624  Westfield Trust -- New Units(1)    3,086
      31,700  Westpac Banking Corp., Ltd.      232,399
      17,773  WMC Ltd. ..................       75,617
      16,725  Woolworths Ltd. ...........       78,249
                                          ------------
                                             3,790,394
                                          ------------
              AUSTRIA -- 0.22%
         540  Austria Tabakwerke AG .....       29,937
         500  Austrian Airlines .........        5,769

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
       2,230  Bank Austria AG ........... $    122,687
          70  Boehler-Uddeholm AG                2,267
         200  BWT AG, Best Water Technology      6,638
         130  Ea-Generali AG ............       22,335
         450  Flughafen Wien AG .........       17,026
         450  Mayr-Melnhof Karton AG ....       19,840
         620  Oesterreichische
               Elektrizitaetswirtschafts
               AG -- A ..................       62,865
         460  OMV AG ....................       35,629
         220  RHI AG ....................        4,337
       3,277  Telekom Austria AG(1) .....       18,460
         430  VA Technologie AG .........       12,914
       1,180  Weinerberger
               Baustoffindustrie AG .....       21,193
                                          ------------
                                               381,897
                                          ------------
              BELGIUM -- 0.84%
       2,053  AGFA-Gevaert ..............       48,938
         634  Barconet NV ...............        5,173
         317  Barco SA ..................       23,779
         120  Bekaert NV ................        5,616
         444  Colruyt NV ................       19,592
          60  D'Ieteren SA ..............       13,204
       1,332  Delhaize -- Le Lion, SA ...       63,340
       1,076  Electrabel SA .............      243,256
      14,059  Fortis -- B ...............      456,695
       2,223  Fortis -- B -- Strip(1) ...           21
          50  Fortis Banque Stps VVPR(1)             1
         460  Groupe Bruxelles Lambert SA      109,263
       5,872  KBC Bancassurance Holding        254,311
       1,842  Solvay SA -- A ............      102,724
       2,815  UCB SA ....................      104,340
         141  Union Miniere SA ..........        5,295
                                          ------------
                                             1,455,548
                                          ------------
              DENMARK -- 0.95%
         800  Carlsberg -- AS -- A ......       44,277
         300  Carlsberg -- AS -- B ......       17,661
          23  D/S 1912 -- B .............      199,624
          13  D/S Svendborg -- B ........      152,077
       1,259  Danisco AS ................       51,786
      21,031  Danske Bank AS ............      378,297
         352  Falck AS ..................       46,934
         500  FLS Industries AS -- B ....        7,170
         865  ISS AS(1) .................       58,864
         425  Navision Software AS(1) ...        7,591
         100  NKT Holdings AS ...........       23,296
       1,436  Novo-Nordisk ..............      257,399
       1,209  Novozymes AS(1) ...........       24,180
       4,320  Tele Danmark AS ...........      176,062
       2,093  Vestas Wind Systems AS ....      113,207
       1,545  William Demant Holding ....       70,935
                                          ------------
                                             1,629,360
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              FINLAND -- 2.88%
       9,800  Fortum Oyj ................ $     40,023
       1,300  Hartwall OY AB ............       25,020
       1,100  Kemira Oyj ................        5,577
         900  Kesko .....................        9,083
         600  Kone Oyj ..................       41,967
         200  Metra Oy -- A .............        3,662
         200  Metra Oy -- B .............        3,699
       3,700  Metso Oyj .................       41,337
      92,600  Nokia Ab-A Shares .........    4,129,523
         600  Orion-Yhtymae Oy ..........       13,519
       5,500  Outokumpu Oyj .............       41,567
         900  Pohjola Group Insurance ...       39,713
       2,100  Raisio Group PLC ..........        3,864
       1,400  Sampo Insurance Co. Ltd. -- A     75,577
      14,600  Sonera Group Oyj ..........      264,549
         300  Stockmann AB -- A .........        3,208
          50  Stockmann AB -- B .........          488
       1,900  Tietonator Oyj Abp ........       54,049
       5,100  UPM -- Kymmene Corp.(3) ...      175,006
                                          ------------
                                             4,971,431
                                          ------------
              FRANCE -- 10.10%
       3,301  Accor SA ..................      139,461
      20,677  Alcatel ...................    1,174,460
       6,771  AXA -- UAP ................      978,969
       7,536  Banque Nationale de Paris .      661,527
       5,594  Buoygues ..................      253,405
       2,195  Cap Gemini SA .............      354,041
      12,022  Carrefour Supermarche .....      755,089
       1,509  Casino Guichard Perracho(3)      152,156
         102  Club Mediterrane SA .......        8,705
         250  Coflexip ..................       31,780
       1,552  Compagnie de Saint-Gobain .      243,772
       1,995  Dassault Systemes SA ......      136,729
         200  Eridania Beghin-Say SA ....       17,387
         158  Essilor International .....       51,547
      17,429  France Telecom SA .........    1,504,595
         535  Gecina ....................       51,233
       2,530  Groupe Danone .............      381,471
         222  Imetal SA .................       25,219
       1,655  L'Air Liquide .............      246,898
      11,579  L'OREAL ...................      992,515
       1,814  Lafarge SA ................      152,084
       2,443  Lagardere SCA .............      141,745
       8,035  LVMH Moet Hennessy Louis
               Vuitton ..................      531,827
       2,416  Michelin -- B .............       87,441
       1,430  Pechiney SA -- A ..........       65,369
         857  Pernod Ricard .............       59,138
       1,916  Pinault-Printemps-Redoute SA     411,753
         842  PSA Peugeot Citroen .......      191,541
       1,782  Publicis Groupe ...........       60,212
      13,326  Rhone-Poulenc -- A ........    1,169,787

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      12,130  Sanofi-Synthelabo SA ...... $    808,564
       2,433  Schneider SA ..............      177,484
         930  Sidel SA ..................       42,259
         100  Simco SA ..................        6,910
         837  Societe BIC SA ............       32,918
          63  Societe Eurafrance ........       45,780
       6,832  Societe Generale -- A .....      424,621
         622  Sodexho ...................      115,216
      14,928  STMicroelectronics NV .....      651,703
         936  Suez Lyonnaise des Eaux ...      170,919
       2,319  Suez Lyonnaise des Eaux-Dumez    423,463
         130  Technip ...................       18,869
       2,958  Thomson CSF ...............      141,772
         972  Total Fina Elf SA(1) ......            9
      12,609  Total SA -- B .............    1,875,129
         338  Unibail ...................       53,851
       3,641  Usinor Sacilor ............       48,062
       1,458  Valeo SA ..................       65,102
       1,027  Vinci SA ..................       63,155
      18,432  Vivendi Universal .........    1,213,070
                                          ------------
                                            17,410,712
                                          ------------
              GERMANY -- 7.36%
         615  Adidas AG(3) ..............       38,108
       4,041  Allianze AG ...............    1,520,210
      10,170  BASF AG ...................      462,605
      12,195  Bayer AG ..................      642,303
       7,133  Bayerische Vereinsbank ....      400,469
       1,250  Beiersdorf AG .............      129,678
         400  Buderus AG ................        8,375
       2,050  Continental AG ............       32,526
      16,610  Daimler-Chrysler AG .......      704,861
      10,205  Deutsche Bank AG ..........      850,788
       6,775  Deutsche Lufthansa AG .....      171,675
      50,105  Deutsche Telekom AG -- Reg(3)  1,510,015
       8,208  Dresdner Bank AG ..........      356,791
       2,300  EM TV .....................       34,550
       1,550  EM.TV & Merchandising AG ..        8,542
       1,100  Epcos AG(1) ...............       96,044
       1,400  Fresenius Medical Care ....      114,352
       1,000  Gehe AG ...................       38,258
       1,002  Heidelberger Zement AG ....       45,625
         100  Heidl Zement AG VVPR(1) ...            1
       1,150  Hochtief AG ...............       22,565
       1,000  Kamps AG ..................       10,609
       1,850  Karstadt AG ...............       57,317
       2,016  Linde AG ..................       97,853
       1,750  MAN AG ....................       44,361
       2,990  Merck KGAA ................      131,936
       5,642  Metro AG                         259,552
       2,886  Muenchener Rueckversicherungs-
               Gesellschaft AG ..........    1,029,616
       3,011  Preussag AG ...............      109,117


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
       8,800  RWE AG .................... $    390,373
       1,285  RWE AG ....................       41,682
       3,125  SAP AG ....................      363,217
       2,230  SAP AG -- Vorzug ..........      315,720
         150  SGL Carbon AG .............        7,999
       3,515  Shering AG ................      199,653
       9,835  Siemens AG ................    1,285,775
       8,600  Thyssen Krupp AG ..........      133,223
      12,118  VEBA AG ...................      737,227
       5,380  Volkswagen AG .............      284,877
                                          ------------
                                            12,688,448
                                          ------------
              HONG KONG -- 1.81%
       7,000  Asm Pacific Technology Ltd.        9,962
      24,269  Bank of East Asia Ltd. ....       62,696
      60,000  Cathay Pacific Airways ....      110,771
      35,500  CLP Holdings Ltd. .........      177,047
      26,385  Esprit Holdings Ltd. ......       22,495
      11,000  Hang Lung Development Co. .        9,801
      31,700  Hang Seng Bank Ltd. .......      426,736
      22,000  Henderson Land
               Development -- 144A ......      111,976
      13,000  Hong Kong & Shanghai
               Hotels Ltd. ..............        7,167
      82,799  Hong Kong and China Gas
               Co. Ltd. .................      121,546
       7,600  Hopewell Holdings Ltd. ....        2,947
      70,100  Hutchison Whampoa Ltd. ....      874,014
      12,036  Hysan Development Co. Ltd.        16,974
      60,000  Johnson Electric ..........       92,309
      41,000  Li & Fung Ltd. ............       74,642
      37,902  New World Development Co. Ltd.    45,920
     250,149  Pacific Century Cyberworks(1)    161,957
      40,000  Shangri-La Asia Ltd. ......       43,334
      36,179  Sino Land Co. .............       18,901
      18,000  South China Morning Post(1)       13,385
      40,297  Sun Hung Kai Properties Ltd.     401,683
      24,000  Swire Pacific Ltd.-- A ....      173,079
       8,000  Television Broadcasts Ltd.        42,052
      41,102  Wharf Holdings Ltd. .......       99,858
                                          ------------
                                             3,121,252
                                          ------------
              IRELAND -- 0.61%
      17,602  Allied Irish Banks PLC ....      204,091
       8,503  CRH PLC ...................      158,224
       1,233  DCC PLC ...................       13,197
      37,639  Eircom PLC ................       95,411
       6,404  Elan Corp PLC(1) ..........      311,441
       3,981  Greencore Group PLC .......       10,465
      11,170  Independent Newspapers PLC        30,412
       4,932  Irish Permanent PLC .......       61,121
      25,331  Jefferson Smurfit Group PLC       49,942
       3,475  Kerry Group PLC ...........       44,859
       6,736  Ryanair Holdings PLC(1) ...       72,727
       5,307  Waterford Wedgwood Units ..        6,228
                                          ------------
                                             1,058,118
                                          ------------

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              ITALY -- 4.30%
      39,782  Alitalia SPA .............. $     71,524
       6,685  Arnoldo Mondadori Editore SPA     62,134
      22,751  Assicurazioni Generali ....      903,517
       2,886  Autogrill SPA(3) ..........       35,495
      20,585  Autostrade SPA ............      136,250
     107,532  Banca Di Roma .............      116,705
      95,021  Banca Intesa SPA ..........      456,757
      22,714  Bancario San Paolo di Torino     367,216
      34,911  Bennetton Group SPA .......       72,763
      31,000  Bipop-Carire SPA(3) .......      202,275
       6,701  Bulgari SPA ...............       82,415
     135,987  Enel SPA ..................      528,558
     145,007  ENI SPA ...................      925,749
       6,167  Fiat SPA ..................      152,042
       2,000  Gruppo Editoriale L'Espresso
               SPA ......................       17,312
         910  Italcementi SPA ...........        7,612
       2,926  Italgas SPA ...............       29,636
      23,736  Mediaset SPA ..............      283,236
      11,582  Mediobanca SPA ............      131,355
       9,197  Parmalat Finanziaria SPA ..       14,895
      38,195  Pirelli SPA ...............      135,907
      13,124  Riunione Adriatica di Sicurta
               SPA ......................      204,659
     147,502  Telecom Italia Mobile SPA .    1,177,097
      12,989  Telecom Italia New ........       78,046
      65,642  Telecom Italia SPA ........      725,976
      94,282  Unicredito Italiano SPA(3)       493,037
                                          ------------
                                             7,412,168
                                          ------------
              JAPAN -- 21.03%
       7,000  77 Bank Ltd. ..............       39,904
       2,800  Acom Co. Ltd. .............      206,690
       1,600  Advantest Corp.(3) ........      149,912
      13,000  Ajinomoto Co., Inc. .......      169,045
       3,000  Alps Electronic Co. Ltd.(3)       45,762
       7,000  Amada Co. Ltd. ............       52,102
      51,000  Asahi Bank Ltd. ...........      173,721
      10,000  Asahi Breweries Ltd. ......      102,014
      26,000  Asahi Chemical Industry Co.
               Ltd. .....................      149,807
      21,000  Asahi Glass Co. Ltd. ......      173,406
       1,000  Asatsu-Dk Inc. ............       24,081
       1,000  Autobacs Seven ............       20,884
      12,000  Bank of Fukuoka Ltd. ......       51,278
      85,000  Bank of Tokyo -- Mitsubishi
               Ltd. .....................      846,278
      20,000  Bank of Yokohama Ltd. .....       90,893
       1,700  Benesse Corp. .............       63,117
      17,000  Bridgestone Corp. .........      154,816
      16,000  Canon, Inc. ...............      560,420
       6,000  Casio Computer Co. Ltd.(3)        50,701
          42  Central Japan Railway Co. .      258,546
      18,000  Chichibu Onoda Cement .....       30,893
       4,000  Chugai Pharmaceutical Co. Ltd.    66,550
      13,100  Chuo Mitsui Trust & Banking Co.   40,378


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
       7,000  Citizen Watch Co. Ltd. .... $     51,060
       7,000  Cosmo Oil Co. Ltd. ........       12,443
       3,300  Credit Saison Co. Ltd. ....       70,652
       2,300  CSK Corp. .................       33,473
      14,000  Dai Nippon Printing Co. Ltd.     208,529
      17,000  Daiei, Inc.(3) ............       27,242
       2,000  Daifuku Co., Ltd. .........       11,699
       5,000  Daiichi Pharmaceutical ....      148,862
       5,000  Daikin Industries Ltd. ....       96,322
      20,000  Dainippon Ink & Chemicals, Inc.   59,545
       3,000  Daito Trust Contruct Co. Ltd.     53,853
      32,000  Daiwa Bank Ltd. ...........       52,399
       9,000  Daiwa House Industry Co. Ltd.     55,954
      24,000  Daiwa Securities Co. Ltd. .      250,718
      10,000  Denki Kagaku Kogyo K K ....       34,413
      17,000  Denso Corp. ...............      367,688
          73  East Japan Railway Co. ....      428,284
       5,000  Ebara Corp. ...............       54,334
       6,000  Eisai Co. Ltd. ............      210,158
       4,200  Fanuc .....................      285,762
       1,300  Fuji Machine MFG Co. Ltd. .       34,834
      10,000  Fuji Photo Film Co. .......      418,564
         700  Fuji Soft ABC Inc. ........       45,175
           6  Fuji Television Network Inc.      41,821
       5,000  Fujikura Ltd.(3) ..........       37,478
      36,000  Fujitsu Ltd. ..............      530,858
      12,000  Furukawa Electric Co. Ltd.       209,632
       9,000  Gunma Bank ................       44,054
         600  Hirose Electric Co.(3) ....       57,793
      61,000  Hitachi Ltd. ..............      543,765
       6,000  Hitachi Zosen Corp. .......        4,571
      18,000  Honda Motor Co. Ltd. ......      671,453
       3,000  House Foods Industry ......       39,142
       2,000  Hoya Corp. ................      147,110
       2,000  INAX ......................       10,105
       4,000  Isetan Co., Ltd. ..........       42,207
      27,000  Ishikawajima-Harima
               Heavy Industries Co. .....       57,688
       8,000  Ito-Yokado Co., Ltd. ......      399,299
      28,000  Itochu Corp.(3) ...........      130,438
      34,000  Japan Airlines ............      155,709
      18,000  Japan Energy Corp. ........       27,898
          37  Japan Tobacco .............      287,058
      15,000  Joyo Bank(3) ..............       47,679
       6,000  JUSCO Co. .................      130,298
         400  Kadokawa Shoten Publishing Co.    10,613
      18,000  Kajima Corp. ..............       49,965
       8,000  Kaneka Corp ...............       75,727
      18,100  Kansai Electric Power Co., Inc.  307,320
      12,000  Kao Corp. .................      348,862
       1,000  Katokichi Co., Ltd. .......       26,270
      38,000  Kawasaki Heavy Industries Ltd.    40,595
      73,000  Kawasaki Steel Corp. ......       75,429

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
       7,000  Keihin Electric Express
               Railway .................. $     27,828
       6,000  Kinden Corp. ..............       34,413
      30,000  Kinki Nippon Railway ......      125,044
      19,000  Kirin Brewery Co., Ltd. ...      170,201
       3,000  Kokuyo ....................       44,606
      15,000  Komatsu Ltd. ..............       66,331
       2,000  Komori Corp. ..............       33,275
       1,800  Konami Co. Ltd. ...........      135,079
       8,000  Konica Corp. ..............       65,499
      22,000  Kubota Corp. ..............       67,040
       7,000  Kuraray Co. Ltd. ..........       65,464
       3,000  Kurita Water Industries ...       39,273
       3,500  Kyocera Corp. .............      382,180
       7,000  Kyowa Hakko Kogyo .........       48,424
      27,000  Marubeni Corp. ............       63,835
       6,000  Marui Co. Ltd. ............       90,630
      38,000  Matsushita Electric Industrial
               Co. Ltd. .................      908,406
       8,000  Meiji Seika ...............       45,744
       7,000  Minebea Co. Ltd.(3) .......       64,851
      35,000  Mitsubishi Chemical Corp. .       92,250
      25,000  Mitsubishi Corp. ..........      184,326
      38,000  Mitsubishi Electric Corp. .      233,923
      24,000  Mitsubishi Estate Co., Ltd.(3)   256,392
      63,000  Mitsubishi Heavy Industries
               Ltd. .....................      274,728
      21,000  Mitsubishi Materials Corp.        50,201
      16,000  Mitsubishi Rayon Co., Ltd.(3)     48,056
      25,000  Mitsubishi Trust & Banking
               Corp. ....................      172,067
      25,000  Mitsui & Co. ..............      157,399
      13,000  Mitsui Fudosan Co. Ltd. ...      129,203
      14,000  Mitsui Marine & Fire Insurance
               Co. Ltd. .................       80,298
       8,000  Mitsui Mining & Smelting Co.
               Ltd.(3) ..................       61,646
      14,000  Mitsukoshi Ltd.(3) ........       57,128
         166  Mizuho Holding ............    1,029,142
       2,000  Mori Seiki Co. Ltd. .......       22,207
       4,400  Murata Manufacturing Co. Ltd.    516,287
       2,000  Mycal Corp.(3) ............        4,291
       1,000  Namco Ltd.(3) .............       18,389
      30,000  NEC Corp. .................      549,037
      16,000  New Oji Paper Co. Ltd. ....       82,662
       5,000  NGK Insulators Ltd. .......       66,243
       4,000  NGK Spark Plug Co. Ltd.(3)        58,494
         400  Nichiei Co., Ltd ..........        2,126
       8,000  Nichirei Corp. ............       33,625
       1,000  Nidec Corp. ...............       47,285
       6,000  Nikon Corp. ...............       64,203
       2,600  Nintendo Co. Ltd. .........      409,580
       3,000  Nippon Comsys Ltd. ........       53,853
      20,000  Nippon Express Co. Ltd. ...      120,841
       5,000  Nippon Meat Packers, Inc. .       68,126
      27,000  Nippon Oil Co. Ltd. .......      130,035
      19,000  Nippon Paper Industries Co.      113,301


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
       9,000  Nippon Sheet Glass Co. Ltd. $    109,860
     128,000  Nippon Steel Corp. ........      211,839
         232  Nippon Telegraph & Telephone
               Corp. ....................    1,671,944
      21,000  Nippon Yusen Kabushiki Kaisha     86,795
       4,000  Nishimatsu Construction(3)        13,660
      71,000  Nissan Motor Co. Ltd. .....      409,089
       4,000  Nisshin Flour Milling Co. Ltd.    33,975
       2,000  Nisshinbo Industries, Inc.         9,107
       2,000  Nissin Food Products Co. Ltd.     48,862
       3,000  Nitto Denko Corp. .........       81,436
      36,000  Nomura Securities Co. Ltd.       647,811
      12,000  NSK Ltd. ..................       73,450
       4,000  NTN Corp. .................       12,434
      15,000  Obayashi Corp. ............       64,623
       5,000  Olympus Optical Co. Ltd. ..       86,471
       4,000  Omron Corp. ...............       83,187
       4,000  Onward Kashiyama Co. Ltd. .       33,275
       2,000  Oriental Land Co. Ltd. ....      133,975
       1,300  Orix Corp. ................      130,455
      39,000  Osaka Gas Co. Ltd. ........      118,503
       3,000  Pioneer Electronic Corp. ..       80,123
       2,700  Promise Co. Ltd. ..........      191,506
       2,200  Rohm Co. Ltd. .............      418,038
      76,000  Sakura Bank Ltd. ..........      459,194
       8,000  Sankyo Co. Ltd. ...........      191,944
       1,000  Sanrio Co. Ltd. ...........       17,513
      33,000  Sanyo Electric Co. Ltd. ...      274,518
       4,000  Sapporo Breweries Ltd. ....       11,734
       4,400  Secom Co. Ltd. ............      287,040
       1,800  Sega Enterprises(3) .......       17,527
      13,000  Sekisui Chemical Co. Ltd. .       36,996
      13,000  Sekisui House Ltd. ........      118,958
      20,000  Sharp Corp. ...............      241,331
         600  Shimamura Co. Ltd. ........       32,942
       3,000  Shimano, Inc. .............       58,975
      16,000  Shimizu Corp. .............       47,356
       8,000  Shin-Etsu Chemical Co. Ltd.      308,231
       7,000  Shiongi & Co. Ltd. ........      142,820
       8,000  Shiseido Co. Ltd. .........       89,317
      15,000  Shizuoka Bank .............      136,471
      12,000  Showa Denko K.K. ..........       16,392
      11,000  Showa Shell Sekiyu K.K. ...       46,138
       2,000  Skylark ...................       56,042
       1,300  SMC Corp. .................      167,338
       3,000  Snow Brand Milk Products ..       10,324
       5,800  Softbank Corp. ............      201,629
      16,500  Sony Corp. ................    1,141,418
      57,000  Sumitomo Bank Ltd.(3) .....      585,473
      31,000  Sumitomo Chemical Co. .....      153,914
      17,000  Sumitomo Corp. ............      122,364
      14,000  Sumitomo Electric Industries     229,737
       2,000  Sumitomo Forestry Co. .....       14,098
      17,000  Sumitomo Heavy Industries Ltd.    26,497

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      11,000  Sumitomo Marine & Fire .... $     70,989
      44,000  Sumitomo Metal Industries Ltd.    25,044
      10,000  Sumitomo Metal Mining Co. .       52,364
      11,000  Sumitomo Osaka Cement Co. Ltd.    36,795
      23,000  Taisei Corp. ..............       46,121
       7,000  Taisho Pharmaceutical Co. .      189,405
       2,000  Taiyo Yuden Co. Ltd. ......       66,900
       3,000  Takara Shuzo Co. Ltd. .....       52,434
       8,000  Takashimaya Co. Ltd.(3) ...       54,431
      16,000  Takeda Chemical Industries       947,110
       2,300  Takefuji Corp. ............      145,009
      17,000  Teijin Ltd. ...............       87,828
       3,000  Terumo Corp. ..............       65,674
       5,000  The Seiyu Ltd. ............       13,266
      14,000  Tobu Railway Co. Ltd. .....       41,191
       5,000  Toda Corp. ................       22,898
         400  Toho Co. ..................       55,201
       9,300  Tohoku Electric Power .....      124,353
      40,000  Tokai Bank3 ...............      173,380
      29,000  Tokio Marine & Fire Insurance
               Co. ......................      332,408
       2,000  Tokoyo Style Co. Ltd. .....       18,354
       1,000  Tokyo Broadcasting System .       29,597
       2,000  Tokyo Dome Corp. ..........        7,356
      24,600  Tokyo Electric Power Co. ..      610,692
       3,100  Tokyo Electron Ltd. .......      170,473
      51,000  Tokyo Gas Co. Ltd. ........      150,946
      20,000  Tokyu Corp. ...............      107,881
      11,000  Toppan Printing Co. Ltd. ..       95,841
      25,000  Toray Industries, Inc. ....       94,133
      59,000  Toshiba Corp. .............      394,711
      14,000  Tosoh Corp. ...............       38,371
       4,000  Tostem Corp. ..............       49,702
       6,000  Toto Ltd. .................       42,820
       4,000  Toyo Seikan Kaisha ........       65,149
      19,000  Toyobo Ltd. ...............       37,767
      67,300  Toyota Motor Corp. ........    2,151,007
         600  Trans Cosmos Ltd. .........       26,007
      11,000  Ube Industries Ltd.(3) ....       24,755
       1,300  Uni-Charm Corp. ...........       66,024
       5,000  Uny Co. Ltd. ..............       53,415
       5,000  Wacoal Corp. ..............       41,681
       1,200  World Co. Ltd. ............       45,394
       4,000  Yakult Honsha(3) ..........       46,585
       2,000  Yamaha Corp. ..............       19,615
      14,000  Yamaichi Securities Co. Ltd.(1)       --
       7,000  Yamanouchi Pharmaceutical Co.
               Ltd. .....................      302,802
       8,000  Yamato Transport Co. Ltd. .      147,110
       6,000  Yamazaki Baking Co. Ltd. ..       41,769
       4,000  Yokogawa Electric Corp. ...       33,800
                                          ------------
                                            36,260,672
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              NETHERLANDS -- 5.84%
      27,233  Aegon NV .................. $  1,126,511
       5,843  Akzo Nobel ................      313,781
      30,824  Algemene Bank Nederland NV       700,904
       7,133  ASM Lithography Holding NV(1)    161,996
       1,219  Buhrmann NV ...............       32,674
      12,219  Elsevier NV ...............      179,648
       8,479  Getronics NV ..............       49,833
       2,884  Hagemeyer NV ..............       64,306
       6,285  Heineken NV ...............      380,298
      19,572  ING Groep NV ..............    1,563,356
         612  KLM NV ....................       14,077
      15,178  Koninklijke Ahold NV ......      489,624
      20,985  Koninklijke KPN NV ........      241,543
         322  Oce NV ....................        5,139
      26,062  Phillips Electronics NV ...      954,751
       1,979  Qiagen NV .................       71,904
      42,593  Royal Dutch Petroleum Co. .    2,609,640
       9,440  TNT Post Group NV .........      228,304
      11,694  Unilever NV ...............      739,977
       5,486  Wolters Kluwer NV -- CVA ..      149,571
                                          ------------
                                            10,077,837
                                          ------------
              NEW ZEALAND -- 0.10%
       7,311  Auckland International
               Airport Ltd. .............       10,158
      20,319  Brierley Investments Ltd. .        2,518
      34,199  Carter Holt Harvey Ltd. ...       24,818
      14,734  Contact Energy Ltd. .......       17,278
       1,778  Fisher & Paykel Industries Ltd.    6,278
       2,476  Fletcher Challenge Building        2,147
       5,860  Fletcher Challenge Energy .       22,171
         317  Fletcher Challenge Forests            39
         634  Fletcher Challenge Preferred          84
      30,249  Telecom Corp. of New Zealand(3)   64,383
       6,760  The Warehouse Group Ltd. ..       17,948
                                          ------------
                                               167,822
                                          ------------
              NORWAY -- 0.45%
       1,500  Bergensen d.y. ASA -- A ...       23,473
      16,300  Den Norske Bank ASA .......       87,798
         700  Elkem ASA .................       11,192
       1,900  Frontline Ltd.(1) .........       25,639
         600  Hafslund ASA -- A .........        2,994
       1,416  Kvaerner ASA(3) ...........       10,036
       2,800  Merkantildata AS ..........       10,891
       5,250  Norsk Hydro ASA(3) ........      222,061
         900  Norske Skogindustrier ASA -- A    37,864
         265  Opticom ASA ...............       16,828
       4,564  Orkla ASA -- A ............       90,053
       2,250  Petroleum Geo-Services ASA(1)     29,597
       1,550  Schibsted ASA .............       19,071
         800  Smedvig ASA -- A Shares ...        7,620
       1,150  Tandberg ASA(1) ...........       10,563

      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      10,550  Telenor ASA(1) ............ $     45,940
       4,100  Tomra Systems ASA .........       79,503
       5,600  Uni-Storebrand ASA ........       39,689
                                          ------------
                                               770,812
                                          ------------
              PORTUGAL -- 0.60%
      43,167  Banco Comercial Portugues, SA    228,979
       4,395  Banco Espirito Santo e
               Comercial de Lisboa, SA ..       73,860
       6,892  BPI SGPS SA ...............       21,612
       5,984  Brisa- Auto Estradas de
               Portugal SA ..............       53,372
       2,291  Cimentos de Portugal ......       57,214
      64,030  Electricidade de Portugal .      211,603
       1,925  Jeronimo Martins, SGPS, SA        19,880
      25,000  Portugal Telecom SA .......      228,609
         684  Sagem SA ..................       91,419
      45,562  Sonae SGPS, SA ............       51,331
                                          ------------
                                             1,037,879
                                          ------------
              SINGAPORE -- 1.03%
      57,750  Capitaland(1) .............       99,912
      27,000  Chartered Semiconductor
               Manufacturing Ltd.(1) ....       73,805
      19,000  City Developments Ltd.            88,205
       2,000  Creative Technology Ltd.(3)       22,722
       2,000  Cycle & Carriage Ltd. .....        3,829
      27,513  DBS Group Holdings Ltd. ...      310,983
       3,000  Fraser & Neave Ltd. .......       11,591
       6,750  Keppel Corp. Ltd. .........       13,157
       6,000  Neptune Orient Lines(1) ...        4,706
      29,337  Oversea -- Chinese Banking Corp.,
               Ltd. .....................      218,247
       4,000  Parkway Holdings Ltd. .....        7,382
      68,329  Sembcorp Industries Ltd. ..       66,988
      26,000  Singapore Airlines Ltd. ...      257,896
       8,296  Singapore Press Holdings Ltd.    122,476
      62,000  Singapore Technologies
               Industrial Corp. .........       99,756
     124,000  Singapore Telecommunications
               Ltd. .....................      192,361
      12,000  United Industrial Corp. Ltd.       5,882
      17,448  United Overseas Bank Ltd. .      130,807
       7,000  Venture Manufacturing Ltd.        46,827
                                          ------------
                                             1,777,532
                                          ------------
              SPAIN -- 2.74%
       1,657  Acerinox SA ...............       50,559
       1,556  ACS, Actividades Cons y Serv      36,667
          35  Aguas de Barcelona(1) .....          444
       6,033  Autopistas Concesionaria
               Espanola SA ..............       52,732
      58,633  Banco Bilbao Vizcaya SA ...      872,502
      81,651  Banco Santander Central Hispano
               SA .......................      873,900


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000




      SHARES  SECURITY                           VALUE
      ------  --------                           -----
         860  Corporacion Mapfre ........ $     16,390
      20,501  Endesa SA                        349,339
       1,880  Fomento de Construcciones y
               Contrates SA .............       35,654
       8,243  Gas Natural SDG -- E ......      150,135
       3,548  General de Aguas de Barcelona     43,337
       3,797  Grupo Dragados SA .........       41,352
      17,156  Iberdrola SA ..............      215,027
         496  Metrovacesa S.A. ..........        7,190
      22,160  Repsol SA .................      354,099
       5,558  Sol Melia SA ..............       57,451
       5,679  Tabacalera SA -- A ........       87,973
      81,453  Telefonica SA .............    1,345,907
       1,789  Telepizza SA(1) ...........        4,233
       4,769  Union Electrica Fenosa SA .       87,533
         643  Vallehermoso SA ...........        3,912
       3,015  Zeltia SA(1) ..............       35,235
                                          ------------
                                             4,721,571
                                          ------------
              SWEDEN -- 2.98%
       1,118  ABB Ltd. ..................      114,815
       7,200  Assa Abloy AB .............      140,787
       2,480  Assidoman AB ..............       49,939
       6,372  AstraZeneca Group PLC .....      317,400
       2,971  Atlas Copco AB -- A .......       65,021
         942  Atlas Copco AB -- B .......       19,717
         700  Drott AB -- B .............        9,644
       7,700  Electrolux AB -- B ........       99,968
     156,900  Ericsson LM -- B ..........    1,787,578
       4,100  Gambro AB -- A ............       29,765
      17,200  Hennes & Mauritz AB -- B ..      266,143
         400  Modern Times Group AB(1) ..       10,598
       3,200  Netcom Systems AB -- B(1) .      132,944
      60,415  Nordic Baltic Holding AB ..      457,809
       1,700  Om Gruppen AB .............       41,980
       5,700  Sandvik AB ................      137,131
       7,400  Securitas AB -- B .........      137,247
      21,000  Skandia Forsakrings AB ....      341,634
      15,160  Skandinaviska Enskilda
               Banken -- A ..............      167,096
       2,300  Skanska AB -- B ...........       95,066
         800  SKF AB -- B ...............       12,082
       4,766  Svenska Cellulosa AB-- B3 .      101,275
      12,900  Svenska Handelsbanken AB -- A    220,798
         600  Svenskt Stal AB -- A ......        5,723
       1,765  Swedish Match AB ..........        6,884
         158  Syngenta AG(1) ............        8,473
      29,500  Telia AB(1) ...............      151,634
         400  Trelleborg AB -- B ........        2,883
       3,210  Volvo AB -- A .............       52,732
       6,080  Volvo AB -- B .............      100,844
       9,500  WM-Data AB B Shares .......       45,610
                                          ------------
                                             5,131,220
                                          ------------
              SWITZERLAND -- 7.24%
       5,115  ABB Ltd.(1) ............... $    545,275
         340  Adecco SA .................      214,008
         100  Charles Voegele Holding AG        14,810
       6,090  Credit Suisse Group .......    1,157,496
         182  Givaudan Reg(1) ...........       48,125
          91  Holderbank Financiere Glarus
               AG -- B3 .................      109,503
         370  Holderbank Financiere Glarus
               AG -- Reg ................      121,012
         120  Kudelski SA(1)1 ...........      133,292
         125  Lonza AG ..................       72,663
         793  Nestle SA .................    1,849,765
       1,406  Novartis AG -- Bearer .....    2,485,773
          35  Roche Holding AG -- Bearer       434,126
         133  Roche Holding AG
               -- Genusscheine ..........    1,355,034
         100  Sairgroup .................       15,952
          10  Schindler Holding AG ......       15,730
         290  Schweizerische
               Ruckversicherungs-Gesellschaft  695,249
          15  SGS Societe Generale de
               Surveillance Holding SA ..       21,753
         340  Societe Suisse pour la
               Microelectronique et
               l'Hogeric AG .............       88,750
          45  Societe Suisse pour la
               Microelectronique
               et l'Hogeric AG -- Bearer        56,233
         105  Sulzer AG .................       75,745
       1,590  Swisscom AG ...............      413,567
       1,231  Syngenta AG ...............       66,089
       8,796  UBS AG -- Registered ......    1,435,696
         376  Unaxis Holding AG(1) ......       84,690
       1,627  Zurich Financial Services
               Group ....................      980,920
                                          ------------
                                            12,491,256
                                          ------------
              UNITED KINGDOM -- 20.50%
      11,440  3i Group PLC ..............      211,563
      27,572  Abbey National PLC ........      501,247
       2,412  Airtours PLC ..............        7,278
      14,892  Amvescap PLC ..............      302,541
      19,060  ARM Holdings PLC(1) .......      144,779
       2,788  AWG PLC ...................       24,364
      31,545  Barclays PLC ..............      974,011
       7,606  Barratt Developments PLC ..       33,745
      14,839  Bass PLC ..................      161,594
       9,466  BBA Group PLC .............       51,612
       5,039  Berkeley Group PLC ........       56,831
      65,931  BG Group PLC ..............      258,038
       2,979  BICC Group PLC ............        5,318
      10,857  Blue Circle Industries ....       71,519
      10,336  BOC Group PLC .............      157,024
      18,679  Boots Co. PLC .............      171,044
     424,704  BP Amoco PLC ..............    3,406,853

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      59,835  British Aerospace PLC ..... $    341,438
      21,266  British Airport Author ....      196,321
      18,287  British Airways PLC .......      106,469
      42,915  British American Tobacco ..      325,821
      11,117  British Land Co. PLC ......       77,719
      35,563  British Sky Broadcasting
               Group PLC(1) .............      597,114
     124,545  British Telecommunications
               PLC ......................    1,060,459
       1,595  BTG PLC(1) ................       34,548
      11,129  Bunzl PLC .................       68,244
      35,495  Cadbury Schweppes PLC .....      245,627
      11,608  Canary Wharf Group PLC(1) .       84,316
      11,003  Capita Group PLC ..........       81,688
       2,073  Caradon PLC ...............        6,224
      13,196  Carlton Communications PLC       119,949
       5,431  Celltech Group PLC(1) .....       95,407
      79,654  Centrica PLC ..............      305,797
      43,100  CGU PLC ...................      695,334
      11,654  Chubb PLC(1) ..............       27,071
      11,869  CMG PLC ...................      157,087
      72,989  Corus Group PLC ...........       76,322
      66,952  Diageo PLC ................      747,597
      38,201  Dixons Group PLC ..........      128,253
       7,327  Electrocomponents PLC .....       72,073
      16,864  EMI Group PLC .............      138,427
       6,011  Exel PLC ..................       85,842
      14,212  FKI PLC ...................       46,653
      13,560  GKN PLC ...................      143,918
     116,834  Glaxosmithkline PLC(1) ....    3,295,060
      43,459  Granada Compass PLC(1) ....      465,795
      17,000  Great Universal Stores PLC       133,830
      40,228  Halifax PLC ...............      397,513
      13,728  Hanson PLC ................       93,973
      29,943  Hays PLC ..................      173,213
     173,678  HSBC Holdings PLC .........    2,542,516
      12,303  Imperial Chemical Industries
               PLC ......................      101,356
       4,770  Johnson Matthey PLC .......       74,817
      11,654  Kidde PLC(1) ..............       12,534
      28,359  Kingfisher PLC ............      206,942
      35,691  Ladbroke Group PLC ........      111,029
      10,798  Land Securities PLC .......      134,928
      13,141  Lasmo PLC .................       39,064
      59,236  Lattice Group PLC(1) ......      133,173
      89,743  Legal & General Group PLC .      246,667
     101,075  Lloyds TSB Group PLC ......    1,064,451
       8,953  Logica PLC ................      233,644
      53,284  Marconi PLC ...............      570,303



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      48,582  Marks & Spencer PLC ....... $    134,984
      12,838  Misys PLC .................      126,283
      27,925  National Grid Group PLC ...      251,746
      18,876  National Power PLC ........       69,717
      12,440  Nycomed Amersham PLC ......      103,228
      11,482  P&O Princess Cruises(1) ...       50,469
      15,602  Pearson PLC ...............      371,735
      11,482  Peninsular & Orient Steam
               Navigation Co. ...........       54,200
       6,446  Pilkington PLC ............       10,736
         785  Provident Financial PLC ...       11,416
      35,896  Prudential Corp. PLC ......      576,431
       7,004  Psion PLC .................       29,531
       9,673  Railtrack Group PLC .......      130,841
       5,073  Rank Group PLC ............       13,432
      21,813  Reed International PLC ....      227,601
      45,561  Rentokil Initial PLC ......      157,557
      27,728  Reuters Group PLC .........      468,876
      10,576  Rexam PLC .................       35,270
      20,861  Rio Tinto PLC .............      365,221
       7,031  RMC Group PLC .............       61,495
      49,880  Royal Bank of Scotland Group
               PLC ......................    1,176,525
      23,945  Sage Group PLC (The) ......      108,649
      32,534  Sainsbury (J.) PLC ........      192,696
      32,251  Scottish Power PLC ........      253,409
      10,161  SEMA Group PLC ............       44,397
       6,459  Shroders PLC ..............      127,649
      59,131  Siebe PLC .................      138,236
      11,274  Slough Estates PLC ........       69,217
      12,406  Smith & Nephew PLC ........       58,283
      11,208  Smiths Industries PLC .....      134,943
      22,321  Stagecoach Holdings PLC ...       23,340
         586  Sygenta AG(1) .............       30,907
       5,531  Tate & Lyle PLC ...........       20,201
       8,190  Taylor Woodrow PLC ........       21,838
     124,149  Tesco PLC .................      506,753
      56,482  Unilever PLC ..............      482,613
       6,557  United Utilities PLC ......       64,597
   1,149,908  Vodafone Group ............    4,217,036
      14,529  Wolseley PLC ..............       98,425
      21,918  WPP Group PLC .............      285,666
      26,976  Zeneca Group PLC ..........    1,356,792
          87  Zurich Financial Group ....       51,724
                                          ------------
                                            35,350,552
                                          ------------
TOTAL COMMON STOCKS
   (Cost $147,571,763) ..................  161,706,481
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

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EAFE Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000

   PRINCIPAL
     AMOUNT/
      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              PREFERRED STOCK -- 0.26%
              AUSTRALIA -- 0.16%
      38,166  News Corp. Ltd.
               -- Preferred ............. $    271,447
                                          ------------
              GERMANY -- 0.09%
         652  Dyckerhoff AG -- Preferred        11,600
         100  Hugo Boss AG ..............       26,757
       2,689  Prosieben SAT.(1) Media AG        81,013
       1,400  Volkswagen AG -- Preferred        42,849
                                          ------------
                                               162,219
                                          ------------
              ITALY -- 0.01%
       1,035  Fiat SPA -- Preferred .....       17,394
                                          ------------
TOTAL PREFERRED STOCK
   (Cost $467,411) ......................      451,060
                                          ------------
              SHORT TERM INSTRUMENTS -- 0.70%
              US TREASURY BILLS -- 0.70%
  $  735,000   4.78%, 1/18/01(2) ........      733,155
     480,000   6.00%, 1/18/01(2) ........      478,760
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $1,211,492) ....................    1,211,915
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $149,250,666) ..................  163,369,456
                                          ------------
              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT TERM INSTRUMENTS -- 9.78%
              UNITED STATES -- 9.78%
  16,868,574  Cash Management Fund
               Institutional ............   16,868,574
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $16,868,574) ...................   16,868,574
                                          ------------
TOTAL INVESTMENTS
   (Cost $166,119,240)          104.52%   $180,238,030
LIABILITIES IN EXCESS
   OF OTHER ASSETS               (4.52)     (7,797,992)
                                ------    ------------
NET ASSETS                      100.00%   $172,440,038
                                ======    ============


--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Held as collateral for Foreign Futures Contracts.
(3) All or a portion of this security was on loan (see Note 6). The value of all securities loaned at December 31, 2000 amounted to $3,923,319.

 INDUSTRY DIVERSIFICATION
 (percentage based on market value of equity securities as of 12/31/00)

Financials ..................................   26.22%
Consumer Discretionary ......................   13.41
Telecommunications Services .................   10.00
Information Technology ......................    9.99
Health Care .................................    9.58
Industrials .................................    9.37
Consumer Staples ............................    6.89
Energy ......................................    6.12
Materials ...................................    4.53
Utilities ...................................    3.89
                                               ------
                                               100.00%

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                               DECEMBER 31, 2000
                                                                               -----------------
ASSETS
   Investments in unaffiliated issuers, at value ($149,250,666) .................   $163,369,456
   Investments in affiliated investment companies, at value (cost of $16,868,574)     16,868,574
                                                                                    ------------
Total investments, at value .....................................................    180,238,030
   Cash(1).......................................................................        990,075
   Receivable for shares of beneficial interest subscribed ......................        573,108
   Receivable for securities sold ...............................................        126,653
   Collateral under securities lending agreements ...............................      4,175,615
   Receivable for foreign taxes withheld ........................................        151,244
   Dividends and interest receivable ............................................        201,744
   Unrealized appreciation on forward foreign currency contracts ................        309,680
   Prepaidexpenses and other ....................................................          3,796
                                                                                    ------------
Total assets ....................................................................    186,769,945
                                                                                    ------------
LIABILITIES
   Payable for securities purchased .............................................     10,045,602
   Payable for collateral under securities lending agreements ...................      4,175,615
   Due to Bankers Trust .........................................................         15,574
   Variation margin payable .....................................................         12,014
   Unrealized depreciation on forward foreign currency contracts ................         54,949
   Accrued expenses and other ...................................................         26,153
                                                                                    ------------
Total liabilities ...............................................................     14,329,907
                                                                                    ------------
NET ASSETS ......................................................................   $172,440,038
                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................   $159,024,915
   Net unrealized appreciation on investments and foreign currencies ............     13,415,123
                                                                                    ------------
NET ASSETS ......................................................................   $172,440,038
                                                                                    ============

--------------------------------------------------------------------------------
(1) Includes foreign cash of $974,559 with a cost of $952,282.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                FOR THE YEAR ENDED
                                                                                 DECEMBER 31, 2000
                                                                                ------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign withholding tax of $305,400)   $ (2,474,776
   Dividends from affiliated issuers ..............................................      1,019,930
   Interest .......................................................................        116,912
   Securities lending income ......................................................         44,748
                                                                                      ------------
Total investment income ...........................................................      3,656,366
                                                                                      ------------
EXPENSES
   Advisory fees ..................................................................        458,843
   Administration and services fees ...............................................        183,537
   Pricing fees ...................................................................        116,946
   Professional fees ..............................................................         67,084
   Trustees fees ..................................................................          6,445
   Miscellaneous ..................................................................          4,099
                                                                                      ------------
Total expenses ....................................................................        836,954
Less: fee waivers or expense reimbursements .......................................       (190,450)
                                                                                      ------------
Net expenses ......................................................................        646,504
                                                                                      ------------
NET INVESTMENT INCOME .............................................................      3,009,862
                                                                                      ------------
REALIZED AND UNREALIZED  LOSS ON INVESTMENTS AND FOREIGN  CURRENCY  TRANSACTIONS
   Net realized loss from:
     Investment transactions ......................................................    (16,429,747)
     Foreign futures transactions .................................................     (2,237,375)
     Foreign currency transactions ................................................       (640,186)
     Forward foreign currency contracts ...........................................     (1,337,590)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies .......................................................    (14,511,586)
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES ............    (35,156,484)
                                                                                      ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................................   $(32,146,622)
                                                                                      =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                 2000             1999
                                                        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $   3,009,862    $   1,130,135
   Net realized gain (loss) from investments
     and foreign currency transactions ..............     (20,644,898)       1,519,779
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ..........     (14,511,586)      18,679,410
                                                        -------------    -------------
Net increase (decrease) in net assets from operations     (32,146,622)      21,329,324
                                                        -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds fromcapital invested ....................     239,279,167       62,410,436
   Value of capital withdrawn .......................    (154,856,051)      (5,781,396)
                                                        -------------    -------------
Net increase in net assets from capital transactions       84,423,116       56,629,040
                                                        -------------    -------------
TOTAL INCREASE IN NET ASSETS ........................      52,276,494       77,958,364
NET ASSETS
   Beginning of year ................................     120,163,544       42,205,180
                                                        -------------    -------------
   End of year ......................................   $ 172,440,038    $ 120,163,544
                                                        =============    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

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

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for EAFE(R) Equity Index Portfolio.

                                                                                                  FOR THE PERIOD
                                                                                                   JAN. 24, 1996(1)
                                                               FOR THE YEARS ENDED DECEMBER 31,          THROUGH
                                                       2000        1999        1998        1997    DEC. 31, 1996
                                                   --------    --------     -------     -------   --------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                                $172,440    $120,164     $42,205     $36,732          $40,392
   Ratios to average net assets:
     Net investment income                             1.64%       1.61%       1.60%       1.74%            1.69%(2)
     Expenses after waivers                            0.35%       0.35%       0.35%       0.35%            0.35%(2)
     Expenses before waivers                           0.46%       0.40%       0.41%       0.41%            0.46%(2)
   Portfolio turnover rate                               52%          4%         12%         44%               4%


--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The EAFE(R) Equity Index Portfolio (the 'Portfolio'), is a series of BTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. BTInvestment Portfolios were organized on March 27, 1993 as an unincorporated trust under the laws of New York. The Portfolio was organized on January 24, 1996, and began operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of equity securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.Reported net realized foreign exchange gains or losses arise from sales and maturities of fixed income securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the US dollar equivalent of the amounts actually received or paid.

E. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

F. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. ORGANIZATION EXPENSES
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

H. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax is required.

I. SECURITYLOANS
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .25% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio, through April 30, 2002, to the extent necessary, to limit all expenses to .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the year ended December 31, 2000 amounted to $1,019,930 and are included in dividend income.

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

The Portfolio may use cash collateral from its securities lending transactions, described in Note 1.I. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000 were $171,334,619 and $85,082,249, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $171,737,258. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $22,083,960 and the aggregate gross unrealized depreciation for all investments was $13,583,188.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

                                                                                                       Unrealized
                                                                                                    Appreciation/
                                                                                                     Depreciation
Type of Futures                          Expiration          Contracts          Position                    (US$)
-----------------------------------------------------------------------------------------------------------------
CAC40 Index Futures                     March 2001                  56              Long              $   (1,005)
Nikkei 225 Index Futures                March 2001                  17              Long                (100,402)
Hang Seng Index Futures                 January 2001                 7              Long                  20,905
Topix Index Futures                     March 2001                  21              Long                (115,876)
IBEX Index Futures                      January 2001                 5              Long                 (21,798)
FTSE 100 Index Futures                  March 2001                  20              Long                 (55,710)
Aust All Ords Index Futures             March 2001                  16              Long                 (24,742)
MIB 30 plus Index Futures               March 2001                   5              Long                 (59,088)
DAX Index Futures                       March 2001                  18              Long                 (80,747)
-----------------------------------------------------------------------------------------------------------------
Total                                                              148                                $ (438,463)
-----------------------------------------------------------------------------------------------------------------

At December 31, 2000, the Portfolio segregated securities with a value of approximately $1,211,915 to cover margin requirements on open futures contracts.

NOTE 5 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
On December 31, 2000, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                    Net Unrealized
                                                                                                     Appreciation/
                                                                                       Contract       Depreciation
Contracts to Deliver                      In Exchange For     Settlement Date       Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Euro                  5,900,000      US Dollars     $5,291,002         2/23/01        5,559,570           $268,568
British Pound         1,580,000      US Dollars      2,321,304         2/23/01        2,362,416             41,112
Japanese Yen        297,000,000      US Dollars      2,670,767         2/23/01        2,615,818            (54,949)
------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases           $254,731
------------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation           $254,731
------------------------------------------------------------------------------------------------------------------


NOTE 6 -- LENDING OF PORTFOLIO SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% and 105% of the current market value of the loaned securities for domestic and international securities, respectively.

At December 31, 2000

    Market Value                                % of
       of Loaned      Market Value         Portfolio
      Securities      of Collateral          on Loan
    ------------      -------------        ---------
      $3,923,319         $4,175,615            2.18%

NOTE 7 -- RISKS OF INVESTING IN
FOREIGN SECURITIES
The Portfolio invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include devaluation of currencies and future adverse political and economic developments. Also, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Investment Portfolios and Holders of Beneficial Interest of EAFE(R) Equity Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE(R) Equity Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


EAFE(R) Equity Index Fund-- Premier Class                       CUSIP #05576L874
                                                                1714ANN (12/00)

Distributed by:
ICC Distributors, Inc.